Oct. 11, 2022
Roundhill Cannabis ETF
Roundhill Cannabis ETF
Roundhill Cannabis ETF (WEED)
(the “Fund”)
October 11, 2022
Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information, each dated April 14, 2022
Effective October 12, 2022, Roundhill Financial, Inc., the investment adviser to the Fund, has contractually agreed to further reduce its unified management fee from 0.75% to 0.39% for the Fund until at least April 30, 2023. All references within the Summary Prospectus, Prospectus, and Statement of Additional Information to the contrary are hereby deleted and replaced in their entirety. The agreement may only be terminated by, or with the consent of, the Fund’s Board of Trustees.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Expense Example”:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waiver[2]	(0.36)%
Total Annual Fund Operating Expenses After Fee Waiver	0.39%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waiver[2]	(0.36)%
Total Annual Fund Operating Expenses After Fee Waiver	0.39%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$40	3 Years	$204

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.